UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03735

The New Economy Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2019

Gregory F. Niland

The New Economy Fund

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The New Economy Fund® Semi-annual report for the six months ended May 31, 2019

We believe in investing
in global companies
that will help shape
our future.

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

The New Economy Fund seeks long-term growth of capital. Current income is a secondary consideration.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2019 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–3.21%	8.54%	13.79%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.77% for Class A shares as of the prospectus dated February 1, 2019 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

We are pleased to present this semi-annual report for the six months ended May 31, 2019.

Stock markets around the world rebounded sharply during the first half of The New Economy Fund’s fiscal year, fueled by a dramatic reversal of monetary policy guidance from the U.S. Federal Reserve. Uneven economic data and financial market volatility paused the interest rate hike campaign that started in 2015. Stocks in the United States touched new record highs.

The New Economy Fund rose 2.87% with all distributions reinvested for the period. This outpaced the 0.74% rise of the unmanaged Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, and the 1.40% return of the unmanaged MSCI ACWI (All Country World Index), which measures results based on more than 40 developed- and emerging-market equity indexes.

Results at a glance

For periods ended May 31, 2019, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 12/1/83)

The New Economy Fund (Class A shares)	2.87%	–3.65%	8.90%	13.92%	11.17%
Standard & Poor’s 500 Composite Index[1]	0.74	3.78	9.66	13.95	10.86
MSCI ACWI (All Country World Index)[2,3]	1.40	–1.29	5.22	9.39	N/A
Global Service and Information Index[2,3,4]	1.94	2.50	8.75	12.48	N/A
Lipper Growth Funds Index[5]	0.80	–0.21	9.66	13.73	9.36
Lipper International Funds Index[3,5]	2.19	–7.10	1.61	6.42	N/A

[1]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. S&P 500 source: S&P Dow Jones Indices LLC.
[2]	Source: MSCI. Results reflect dividends net of withholding taxes.
[3]	This index was not in existence as of the date the fund began investment operations; therefore, lifetime results are not available.
[4]	The index is compiled by Capital Research and Management Company, the investment adviser to the fund.
[5]	Source: Thomson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

The New Economy Fund	1

The fund’s return also surpassed the 1.94% return of the Global Service and Information Index (an unmanaged index that tracks companies in the services and information sectors around the world).

For the 10-year period ended May 31, 2019, The New Economy Fund had an average annual total return of 13.92%, which exceeded the 12.48% return of the Global Service and Information Index and the 9.39% return of the MSCI ACWI. We believe the five-year, 10-year and lifetime returns (see the table on page 1) are important for investors to consider as they are most reflective of our long-term approach and philosophy.

Monetary policy provides relief amid uneven growth

As one of the longest economic expansions ever rolled on, evidence of late-cycle dynamics increased. U.S. gross domestic product growth accelerated to 3.1% in the January–March quarter — the fastest first-quarter pace in four years. But factory activity slowed. Interest rates on long-term U.S. Treasury bonds declined, revisiting three-year lows. The New York Fed’s recession probability estimates rose to nearly 30% over the next 12 months. U.S. manufacturing activity in May dropped to its lowest level since September 2009, while new orders fell for the first time since August 2009. This loss of momentum resulted in increased expectations of multiple interest rate cuts from the Federal Reserve.

Worldwide, global manufacturing activity fell into contractionary territory in May for the first time since 2012. In Europe, markets were pressured by a budgetary standoff between Italy and the European Commission. Weakening economic fundamentals led the European Central Bank to indicate it would keep interest rates low to help stimulate growth. Chinese stocks weakened. With its economy slowing, China’s political leaders took steps to stabilize growth and improve market confidence amid trade tensions. They eased credit for infrastructure projects, lowered reserve requirements for banks and cut taxes for businesses and individuals.

Where the fund’s assets are invested

(by country of domicile)

	As of May 31, 2019	Percent of net assets
■	United States	62.9%
■	Asia & Pacific Basin	18.1
■	Europe	9.3
■	Other (including Latin America)	.9
■	Short-term securities & other assets less liabilities	8.8

	As of November 30, 2018	Percent of net assets
■	United States	59.4%
■	Asia & Pacific Basin	19.0
■	Europe	9.5
■	Other (including Latin America)	.8
■	Short-term securities & other assets less liabilities	11.3

2	The New Economy Fund

The fund

During the reporting period, investments in the communication services and information technology sectors were the largest contributors to The New Economy Fund’s results. Video streaming icon Netflix was a highlight, thanks to its 19.97% rise driven by strong international subscriber growth. More than 149 million people worldwide (a 25% increase year over year) are now paying for access to the company’s growing portfolio of exclusive content, including new innovations such as interactive programming.

The semiconductor space saw a lot of excitement, rising strongly before U.S.-China trade tensions flared in May. Broadcom was able to finish with a 5.99% gain but Micron Technology was the single largest detractor for the period, losing 15.43%.

A look ahead

In light of ongoing fluctuations in global economic conditions, including the uncertainty surrounding U.S. trade and regulatory policy, we continue to believe that deep fundamental research and asset selectivity are of paramount import. We continue to invest the way we always have: from the bottom up and with a global focus, assessing each company on its merits and long-term prospects, and seeking enterprises that will help shape our future.

We live in a time of rapid technological change and exciting innovation. Many fast-growing privately backed companies are debuting on the public markets seeking access to new capital with which to disrupt large portions of the economy. From autonomous transportation to plant-based meat alternatives, it feels like the future is coming faster than ever. In this environment, we are finding opportunities to invest but remain vigilant of the overall risks.

While income is a consideration in the management of the fund, the fund’s primary investment objective remains long-term growth of capital. To articulate a clearer expression of our investment approach, we will remove the references to the fund’s secondary objective of current income from the fund’s investment objective effective February 1, 2020. The fund’s board of trustees has approved this change in the fund’s objective.

Thank you for your continued faith in our investment philosophy. We look forward to reporting to you again in six months.

Sincerely,

Timothy D. Armour Co-President	Claudia P. Huntington Co-President

July 11, 2019

For current information about the fund, visit americanfunds.com.

The New Economy Fund	3

Summary investment portfolio May 31, 2019	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	62.89%
China	5.87
United Kingdom	4.70
India	3.25
Eurozone*	3.09
South Korea	2.83
Hong Kong	2.64
Japan	2.36
Switzerland	1.23
Other countries	2.33
Short-term securities & other assets less liabilities	8.81

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 90.95%	Shares	Value (000)
Information technology 26.50%
Broadcom Inc.	1,761,000	$443,138
Micron Technology, Inc.[1]	12,246,800	399,368
Samsung Electronics Co., Ltd.[2]	9,325,400	331,028
Microsoft Corp.	2,546,000	314,889
Mastercard Inc., Class A	1,208,400	303,901
SK hynix, Inc.[2]	4,459,000	242,253
Accenture PLC, Class A	1,333,300	237,421
Intel Corp.	5,221,000	229,933
Applied Materials, Inc.	5,935,700	229,652
ServiceNow, Inc.[1]	767,582	201,053
Adobe Inc.[1]	633,180	171,529
Autodesk, Inc.[1]	979,400	157,595
Ceridian HCM Holding Inc.[1]	2,945,450	144,857
Cree, Inc.[1]	2,600,202	143,375
PayPal Holdings, Inc.[1]	1,271,000	139,492
Other securities		1,680,455
		5,369,939

4	The New Economy Fund

	Shares	Value (000)
Health care 18.15%
UnitedHealth Group Inc.	1,266,600	$306,264
Bluebird Bio, Inc.[1]	2,028,764	243,289
Novartis AG2	2,783,500	239,055
GW Pharmaceuticals PLC (ADR)[1]	1,346,040	233,188
Molina Healthcare, Inc.[1]	1,619,700	230,419
Abbott Laboratories	2,949,000	224,507
Daiichi Sankyo Co., Ltd.[2]	4,145,900	200,406
AbbVie Inc.	2,423,158	185,880
Thermo Fisher Scientific Inc.	690,200	184,270
Cigna Corp.	1,056,323	156,357
Illumina, Inc.[1]	395,100	121,260
Other securities		1,352,693
		3,677,588

Communication services 13.74%
Netflix, Inc.[1]	2,461,000	844,812
Alphabet Inc., Class C1	233,988	258,236
Alphabet Inc., Class A1	143,825	159,142
Facebook, Inc., Class A1	1,982,600	351,852
Tencent Holdings Ltd.[2]	8,334,100	345,623
Activision Blizzard, Inc.	2,831,400	122,798
Other securities		702,192
		2,784,655

Financials 12.01%
Kotak Mahindra Bank Ltd.[2]	13,957,882	304,936
AIA Group Ltd.[2]	19,966,800	187,057
CME Group Inc., Class A	968,400	186,049
HDFC Bank Ltd.[1,2]	4,546,000	158,366
Berkshire Hathaway Inc., Class B1	664,500	131,186
Barclays PLC[2]	62,140,000	117,451
Other securities		1,348,949
		2,433,994

Consumer discretionary 9.67%
Amazon.com, Inc.[1]	276,425	490,674
Galaxy Entertainment Group Ltd.[2]	54,684,000	329,933
Alibaba Group Holding Ltd. (ADR)[1]	1,368,200	204,218
Marriott International, Inc., Class A	1,203,000	150,183
Moneysupermarket.com Group PLC[2,3]	27,302,066	126,430
Other securities		659,032
		1,960,470

Industrials 6.58%
CSX Corp.	2,765,000	205,910
Union Pacific Corp.	994,954	165,938
Airbus SE, non-registered shares[2]	1,091,000	140,194
Boeing Co.	343,000	117,172
Other securities		704,266
		1,333,480

The New Economy Fund	5

Common stocks (continued)	Shares	Value (000)
Materials 1.22%
Sherwin-Williams Co.	300,000	$125,835
Other securities		121,172
		247,007

Consumer staples 1.13%
Costco Wholesale Corp.	835,200	200,097
Other securities		29,622
		229,719

Utilities 1.12%
ENN Energy Holdings Ltd.[1,2]	18,275,000	163,984
Other securities		63,734
		227,718

Other 0.83%
Other securities		166,970

Total common stocks (cost: $13,565,201,000)		18,431,540

Preferred securities 0.24%
Financials 0.24%
Other securities		48,366

Total preferred securities (cost: $45,636,000)		48,366

Short-term securities 8.83%
Money market investments 8.83%
Capital Group Central Cash Fund	17,893,475	1,789,348

Total short-term securities (cost: $1,789,168,000)		1,789,348
Total investment securities 100.02% (cost: $15,400,005,000)		20,269,254
Other assets less liabilities (0.02)%		(3,216)

Net assets 100.00%		$20,266,038

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $30,183,000, an aggregate cost of $30,183,000, and which represented .15% of the net assets of the fund) was acquired on January 4, 2019, through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

6	The New Economy Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended May 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 0.77%
Consumer discretionary 0.62%
Moneysupermarket.com Group PLC[2]	15,762,066	11,540,000	—	27,302,066
Health care 0.15%
Mesoblast Ltd.[1,2]	28,891,583	—	—	28,891,583
Mesoblast Ltd. (ADR)[1]	372,800	—	—	372,800

	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 5/31/2019 (000)
Common stocks 0.77%
Consumer discretionary 0.62%
Moneysupermarket.com Group PLC[2]	$—	$11,617	$5,568	$126,430
Health care 0.15%
Mesoblast Ltd.[1,2]	—	(187)	—	27,800
Mesoblast Ltd. (ADR)[1]	—	(41)	—	1,771
				29,571
Total 0.77%	$0	$11,389	$5,568	$156,001

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,948,773,000, which represented 24.42% of the net assets of the fund. This amount includes $4,918,590,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements

The New Economy Fund	7

Financial statements

Statement of assets and liabilities	unaudited
at May 31, 2019	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $15,148,501)	$20,113,253
Affiliated issuers (cost: $251,504)	156,001	$20,269,254
Cash		647
Cash denominated in currencies other than U.S. dollars (cost: $1,441)		1,441
Receivables for:
Sales of investments	17,733
Sales of fund’s shares	15,736
Dividends	28,300
Other	525	62,294
		20,333,636
Liabilities:
Payables for:
Purchases of investments	17,226
Repurchases of fund’s shares	22,123
Investment advisory services	6,775
Services provided by related parties	6,105
Trustees’ deferred compensation	2,749
Non-U.S. taxes	11,526
Other	1,094	67,598
Net assets at May 31, 2019		$20,266,038

Net assets consist of:
Capital paid in on shares of beneficial interest		$14,315,914
Total distributable earnings		5,950,124
Net assets at May 31, 2019		$20,266,038

See notes to financial statements

8	The New Economy Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (476,779 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$12,189,517	285,196		$42.74
Class C	520,234	13,738		37.87
Class T	11	—	*	42.74
Class F-1	299,489	6,982		42.89
Class F-2	1,459,816	34,210		42.67
Class F-3	591,044	13,817		42.78
Class 529-A	641,669	15,186		42.25
Class 529-C	103,553	2,695		38.42
Class 529-E	29,305	705		41.57
Class 529-T	13	—	*	42.73
Class 529-F-1	58,306	1,382		42.20
Class R-1	41,569	1,060		39.23
Class R-2	191,469	4,849		39.49
Class R-2E	11,334	270		41.93
Class R-3	295,922	7,101		41.67
Class R-4	357,005	8,439		42.30
Class R-5E	13,484	317		42.51
Class R-5	123,220	2,866		43.00
Class R-6	3,339,078	77,966		42.83

*	Amount less than one thousand.

See notes to financial statements

The New Economy Fund	9

Statement of operations	unaudited
for the six months ended May 31, 2019	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $6,181; also includes $5,568 from affiliates)	$135,020
Interest	16,212	$151,232
Fees and expenses*:
Investment advisory services	38,397
Distribution services	21,927
Transfer agent services	9,646
Administrative services	2,608
Reports to shareholders	424
Registration statement and prospectus	1,035
Trustees’ compensation	465
Auditing and legal	32
Custodian	1,012
Other	353
Total fees and expenses before reimbursements	75,899
Less transfer agent services reimbursements	4
Total fees and expenses after reimbursements		75,895
Net investment income		75,337

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $3)	1,042,590
Currency transactions	(764)	1,041,826
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $11,539):
Unaffiliated issuers	(579,602)
Affiliated issuers	11,389
Currency translations	91	(568,122)
Net realized gain and unrealized depreciation		473,704

Net increase in net assets resulting from operations		$549,041

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements

10	The New Economy Fund

Statements of changes in net assets
(dollars in thousands)

	Six months ended May 31, 2019*	Year ended November 30, 2018
Operations:
Net investment income	$75,337	$104,834
Net realized gain	1,041,826	1,584,061
Net unrealized depreciation	(568,122)	(1,247,073)
Net increase in net assets resulting from operations	549,041	441,822

Distributions paid to shareholders	(1,700,110)	(1,455,895)

Net capital share transactions	1,505,780	2,141,051

Total increase in net assets	354,711	1,126,978

Net assets:
Beginning of period	19,911,327	18,784,349
End of period	$20,266,038	$19,911,327

*	Unaudited.

See notes to financial statements

The New Economy Fund	11

Notes to financial statements	unaudited

1. Organization

The New Economy Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital. Current income is a secondary consideration.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting

12	The New Economy Fund

principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

The New Economy Fund	13

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely

14	The New Economy Fund

available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of May 31, 2019 (dollars in thousands):

The New Economy Fund	15

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,481,558	$888,381	$—	$5,369,939
Health care	3,135,444	511,961	30,183	3,677,588
Communication services	2,104,566	680,089	—	2,784,655
Financials	964,416	1,469,578	—	2,433,994
Consumer discretionary	1,253,734	706,736	—	1,960,470
Industrials	899,353	434,127	—	1,333,480
Materials	247,007	—	—	247,007
Consumer staples	229,719	—	—	229,719
Utilities	—	227,718	—	227,718
Other	166,970	—	—	166,970
Preferred securities	48,366	—	—	48,366
Short-term securities	1,789,348	—	—	1,789,348
Total	$15,320,481	$4,918,590	$30,183	$20,269,254

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

16	The New Economy Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

The New Economy Fund	17

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due

18	The New Economy Fund

primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$102,779
Undistributed long-term capital gains	1,589,115

As of May 31, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$5,652,684
Gross unrealized depreciation on investments	(811,151)
Net unrealized appreciation on investments	4,841,533
Cost of investments	15,427,721

The New Economy Fund	19

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended May 31, 2019				Year ended November 30, 2018
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class A	$62,395		$965,227	$1,027,622	$19,873		$904,068	$923,941
Class C	—		48,106	48,106	—		44,352	44,352
Class T	—	*	1	1	—	*	1	1
Class F-1	1,277		24,898	26,175	368		26,807	27,175
Class F-2	10,513		111,102	121,615	3,724		79,263	82,987
Class F-3	4,513		42,715	47,228	1,489		25,141	26,630
Class 529-A	2,884		50,606	53,490	863		44,902	45,765
Class 529-C	—		9,601	9,601	—		9,322	9,322
Class 529-E	65		2,402	2,467	—		2,099	2,099
Class 529-T	—	*	1	1	—	*	1	1
Class 529-F-1	398		4,479	4,877	133		3,405	3,538
Class R-1	—		3,699	3,699	—		4,001	4,001
Class R-2	—		16,608	16,608	—		15,940	15,940
Class R-2E	17		855	872	—		537	537
Class R-3	425		25,829	26,254	—		26,031	26,031
Class R-4	1,720		30,357	32,077	625		33,069	33,694
Class R-5E	66		703	769	1		12	13
Class R-5	1,025		10,406	11,431	534		10,245	10,779
Class R-6	25,693		241,524	267,217	10,806		188,283	199,089
Total	$110,991		$1,589,119	$1,700,110	$38,416		$1,417,479	$1,455,895

*	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.580% on the first $500 million of daily net assets and decreasing to 0.345% on such assets in excess of $27 billion. For the six months ended May 31, 2019, the investment advisory services fee was $38,397,000, which was equivalent to an annualized rate of 0.379% of average daily net assets.

20	The New Economy Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2019, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also

The New Economy Fund	21

include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently Class A shares pay an administrative services fee at the annual rate of 0.01% of daily net assets and all other share classes pay a fee at the annual rate of 0.05% of their respective daily net assets. The fund’s board of trustees authorized effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets attributable to each share class of the fund (which could increase as noted above) for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

22	The New Economy Fund

For the six months ended May 31, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$15,343	$7,079		$614		Not applicable
Class C	2,668	310		134		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	388	216		78		Not applicable
Class F-2	Not applicable	765		362		Not applicable
Class F-3	Not applicable	25		143		Not applicable
Class 529-A	720	327		160		$212
Class 529-C	529	56		27		35
Class 529-E	74	9		7		10
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	29		14		19
Class R-1	213	22		11		Not applicable
Class R-2	726	333		48		Not applicable
Class R-2E	33	11		3		Not applicable
Class R-3	771	233		77		Not applicable
Class R-4	462	184		93		Not applicable
Class R-5E	Not applicable	9		3		Not applicable
Class R-5	Not applicable	30		32		Not applicable
Class R-6	Not applicable	8		802		Not applicable
Total class-specific expenses	$21,927	$9,646		$2,608		$276

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $465,000 in the fund’s statement of operations reflects $228,000 in current fees (either paid in cash or deferred) and a net increase of $237,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

The New Economy Fund	23

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended May 31, 2019, the fund engaged in such purchase and sale transactions with related funds in the amounts of $200,292,000 and $667,607,000, respectively, which generated $12,130,000 of net realized losses from sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2019.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended May 31, 2019

Class A	$582,454	13,615	$1,008,845	26,204		$(870,921)	(20,569)	$720,378	19,250
Class C	40,283	1,056	47,796	1,396		(76,621)	(2,020)	11,458	432
Class T	—	—	—	—		—	—	—	—
Class F-1	35,730	817	25,790	667		(58,868)	(1,366)	2,652	118
Class F-2	272,941	6,393	116,479	3,032		(251,540)	(5,954)	137,880	3,471
Class F-3	113,436	2,660	45,030	1,170		(77,587)	(1,816)	80,879	2,014
Class 529-A	44,191	1,039	53,461	1,404		(48,294)	(1,150)	49,358	1,293
Class 529-C	6,698	174	9,599	277		(15,854)	(412)	443	39
Class 529-E	1,969	47	2,466	66		(2,838)	(69)	1,597	44
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	6,418	152	4,873	128		(5,162)	(124)	6,129	156
Class R-1	2,701	68	3,699	104		(6,089)	(155)	311	17
Class R-2	24,685	619	16,602	465		(32,429)	(818)	8,858	266
Class R-2E	1,981	47	872	23		(1,385)	(33)	1,468	37
Class R-3	30,908	737	26,119	695		(60,265)	(1,454)	(3,238)	(22)
Class R-4	31,830	745	32,015	840		(66,704)	(1,588)	(2,859)	(3)
Class R-5E	5,893	143	768	20		(1,666)	(38)	4,995	125
Class R-5	8,752	202	11,353	294		(21,227)	(507)	(1,122)	(11)
Class R-6	349,011	8,171	267,208	6,935		(129,627)	(3,026)	486,592	12,080
Total net increase (decrease)	$1,559,881	36,685	$1,672,976	43,720		$(1,727,077)	(41,099)	$1,505,780	39,306

24	The New Economy Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended November 30, 2018

Class A	$1,652,612	34,509	$905,213	20,183		$(1,849,156)	(39,051)	$708,669	15,641
Class C	135,633	3,152	44,004	1,089		(138,565)	(3,245)	41,072	996
Class T	—	—	—	—		—	—	—	—
Class F-1	114,484	2,382	26,845	596		(173,917)	(3,625)	(32,588)	(647)
Class F-2	744,821	15,663	79,515	1,776		(397,136)	(8,503)	427,200	8,936
Class F-3	322,804	6,775	25,125	560		(105,665)	(2,228)	242,264	5,107
Class 529-A	147,446	3,108	45,760	1,030		(93,869)	(1,993)	99,337	2,145
Class 529-C	21,274	487	9,318	227		(59,396)	(1,351)	(28,804)	(637)
Class 529-E	6,979	150	2,099	48		(5,374)	(115)	3,704	83
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	21,507	461	3,537	80		(11,921)	(251)	13,123	290
Class R-1	9,731	220	4,001	96		(17,191)	(390)	(3,459)	(74)
Class R-2	63,099	1,417	15,935	380		(72,165)	(1,632)	6,869	165
Class R-2E	5,819	122	536	12		(1,946)	(43)	4,409	91
Class R-3	96,821	2,081	25,867	590		(129,749)	(2,792)	(7,061)	(121)
Class R-4	97,249	2,057	33,638	757		(164,330)	(3,524)	(33,443)	(710)
Class R-5E	10,534	224	12	1		(1,693)	(36)	8,853	189
Class R-5	35,550	746	10,665	238		(44,444)	(931)	1,771	53
Class R-6	702,320	14,791	199,090	4,435		(212,276)	(4,435)	689,134	14,791
Total net increase (decrease)	$4,188,683	88,345	$1,431,161	32,098		$(3,478,793)	(74,145)	$2,141,051	46,298

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,030,089,000 and $3,554,643,000, respectively, during the six months ended May 31, 2019.

The New Economy Fund	25

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
5/31/2019[5,6]	$45.74	$.15	$.74	$.89
11/30/2018	48.26	.24	.94	1.18
11/30/2017	36.67	.11	12.29	12.40
11/30/2016	38.93	.11	(.15)	(.04)
11/30/2015	40.58	.11	1.47	1.58
11/30/2014	39.61	.22	3.28	3.50
Class C:
5/31/2019[5,6]	40.90	(.02)	.64	.62
11/30/2018	43.77	(.13)	.88	.75
11/30/2017	33.51	(.21)	11.18	10.97
11/30/2016	35.89	(.16)	(.16)	(.32)
11/30/2015	37.74	(.18)	1.36	1.18
11/30/2014	37.16	(.10)	3.07	2.97
Class T:
5/31/2019[5,6]	45.80	.20	.72	.92
11/30/2018	48.32	.33	.94	1.27
11/30/2017[5,11]	39.44	.12	8.76	8.88
Class F-1:
5/31/2019[5,6]	45.85	.14	.74	.88
11/30/2018	48.36	.21	.95	1.16
11/30/2017	36.73	.08	12.32	12.40
11/30/2016	38.99	.09	(.17)	(.08)
11/30/2015	40.60	.10	1.47	1.57
11/30/2014	39.67	.21	3.27	3.48
Class F-2:
5/31/2019[5,6]	45.75	.20	.72	.92
11/30/2018	48.26	.34	.94	1.28
11/30/2017	36.69	.19	12.28	12.47
11/30/2016	38.96	.19	(.16)	.03
11/30/2015	40.63	.19	1.47	1.66
11/30/2014	39.65	.29	3.31	3.60
Class F-3:
5/31/2019[5,6]	45.87	.22	.73	.95
11/30/2018	48.38	.39	.93	1.32
11/30/2017[5,12]	37.90	.20	10.28	10.48

26	The New Economy Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[4]		Ratio of net income (loss) to average net assets[2,4]

$(.24)	$(3.65)	$(3.89)	$42.74	2.87%[7]		$12,190		.78%[8]		.78%[8]		.71%[8]
(.08)	(3.62)	(3.70)	45.74	2.59		12,165		.76		.76		.49
(.10)	(.71)	(.81)	48.26	34.53		12,079		.78		.78		.25
(.16)	(2.06)	(2.22)	36.67	.00		9,702		.81		.81		.30
(.20)	(3.03)	(3.23)	38.93	4.27		10,666		.78		.78		.29
(.14)	(2.39)	(2.53)	40.58	9.25		9,984		.79		.79		.56

—	(3.65)	(3.65)	37.87	2.46	[7]	520		1.57	[8]	1.57	[8]	(.08)[8]
—	(3.62)	(3.62)	40.90	1.81		544		1.55		1.55		(.30)
—	(.71)	(.71)	43.77	33.42		539		1.59		1.59		(.55)
—	(2.06)	(2.06)	33.51	(.82)		460		1.62		1.62		(.51)
—	(3.03)	(3.03)	35.89	3.44		542		1.59		1.59		(.51)
—	(2.39)	(2.39)	37.74	8.37		475		1.60		1.60		(.26)

(.33)	(3.65)	(3.98)	42.74	2.98	[7,9]	—	[10]	.56	[8,9]	.56	[8,9]	.93	[8,9]
(.17)	(3.62)	(3.79)	45.80	2.80	[9]	—	[10]	.56	[9]	.56	[9]	.69	[9]
—	—	—	48.32	22.52	[7,9]	—	[10]	.59	[8,9]	.59	[8,9]	.43	[8,9]

(.19)	(3.65)	(3.84)	42.89	2.82	[7]	300		.85	[8]	.85	[8]	.65	[8]
(.05)	(3.62)	(3.67)	45.85	2.54		315		.83		.83		.43
(.06)	(.71)	(.77)	48.36	34.46		363		.84		.84		.19
(.12)	(2.06)	(2.18)	36.73	(.08)		305		.85		.85		.26
(.15)	(3.03)	(3.18)	38.99	4.23		404		.83		.83		.25
(.16)	(2.39)	(2.55)	40.60	9.20		412		.84		.84		.54

(.35)	(3.65)	(4.00)	42.67	2.96	[7]	1,460		.57	[8]	.57	[8]	.93	[8]
(.17)	(3.62)	(3.79)	45.75	2.82		1,406		.55		.55		.71
(.19)	(.71)	(.90)	48.26	34.81		1,052		.57		.57		.46
(.24)	(2.06)	(2.30)	36.69	.22		751		.58		.58		.53
(.30)	(3.03)	(3.33)	38.96	4.49		776		.57		.57		.50
(.23)	(2.39)	(2.62)	40.63	9.52		662		.57		.57		.73

(.39)	(3.65)	(4.04)	42.78	3.04	[7]	591		.47	[8]	.47	[8]	1.03	[8]
(.21)	(3.62)	(3.83)	45.87	2.91		541		.46		.46		.81
—	—	—	48.38	27.65	[7]	324		.47	[8]	.47	[8]	.53	[8]

See end of table for footnotes.

The New Economy Fund	27

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
5/31/2019[5,6]	$45.25	$.14	$.72	$.86
11/30/2018	47.80	.20	.94	1.14
11/30/2017	36.33	.08	12.17	12.25
11/30/2016	38.60	.08	(.16)	(.08)
11/30/2015	40.27	.08	1.46	1.54
11/30/2014	39.33	.18	3.27	3.45
Class 529-C:
5/31/2019[5,6]	41.45	(.02)	.64	.62
11/30/2018	44.33	(.15)	.89	.74
11/30/2017	33.94	(.23)	11.33	11.10
11/30/2016	36.35	(.19)	(.16)	(.35)
11/30/2015	38.21	(.21)	1.38	1.17
11/30/2014	37.62	(.12)	3.10	2.98
Class 529-E:
5/31/2019[5,6]	44.52	.09	.71	.80
11/30/2018	47.11	.09	.94	1.03
11/30/2017	35.83	(.02)	12.01	11.99
11/30/2016	38.09	— [13]	(.16)	(.16)
11/30/2015	39.78	(.01)	1.43	1.42
11/30/2014	38.91	.08	3.23	3.31
Class 529-T:
5/31/2019[5,6]	45.78	.19	.72	.91
11/30/2018	48.30	.31	.95	1.26
11/30/2017[5,11]	39.44	.11	8.75	8.86
Class 529-F-1:
5/31/2019[5,6]	45.28	.18	.72	.90
11/30/2018	47.80	.30	.94	1.24
11/30/2017	36.34	.16	12.16	12.32
11/30/2016	38.61	.15	(.16)	(.01)
11/30/2015	40.28	.16	1.45	1.61
11/30/2014	39.33	.26	3.26	3.52
Class R-1:
5/31/2019[5,6]	42.22	(.01)	.67	.66
11/30/2018	45.07	(.13)	.90	.77
11/30/2017	34.47	(.20)	11.51	11.31
11/30/2016	36.84	(.15)	(.16)	(.31)
11/30/2015	38.66	(.18)	1.39	1.21
11/30/2014	37.99	(.09)	3.15	3.06

28	The New Economy Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[4]		Ratio of net income (loss) to average net assets[2,4]

$(.21)	$(3.65)	$(3.86)	$42.25	2.82%[7]		$642		.85%[8]		.85%[8]		.64%[8]
(.07)	(3.62)	(3.69)	45.25	2.53		629		.83		.83		.43
(.07)	(.71)	(.78)	47.80	34.44		561		.85		.85		.19
(.13)	(2.06)	(2.19)	36.33	(.10)		416		.88		.88		.23
(.18)	(3.03)	(3.21)	38.60	4.19		431		.86		.86		.21
(.12)	(2.39)	(2.51)	40.27	9.19		388		.87		.87		.47

—	(3.65)	(3.65)	38.42	2.42	[7]	104		1.61	[8]	1.61	[8]	(.13)[8]
—	(3.62)	(3.62)	41.45	1.76		110		1.60		1.60		(.35)
—	(.71)	(.71)	44.33	33.38		146		1.64		1.64		(.60)
—	(2.06)	(2.06)	33.94	(.90)		114		1.67		1.67		(.57)
—	(3.03)	(3.03)	36.35	3.37		120		1.66		1.66		(.59)
—	(2.39)	(2.39)	38.21	8.29		109		1.67		1.67		(.33)

(.10)	(3.65)	(3.75)	41.57	2.70	[7]	29		1.08	[8]	1.08	[8]	.41 [8]
—	(3.62)	(3.62)	44.52	2.31		29		1.07		1.07		.19
—	(.71)	(.71)	47.11	34.11		27		1.09		1.09		(.05)
(.04)	(2.06)	(2.10)	35.83	(.33)		21		1.12		1.12		(.01)
(.08)	(3.03)	(3.11)	38.09	3.92		22		1.11		1.11		(.04)
(.05)	(2.39)	(2.44)	39.78	8.89		21		1.12		1.12		.21

(.31)	(3.65)	(3.96)	42.73	2.95	[7,9]	—	[10]	.60	[8,9]	.60	[8,9]	.89 [8,9]
(.16)	(3.62)	(3.78)	45.78	2.77	[9]	—	[10]	.61	[9]	.61	[9]	.64 [9]
—	—	—	48.30	22.46	[7,9]	—	[10]	.65	[8,9]	.65	[8,9]	.38 [8,9]

(.33)	(3.65)	(3.98)	42.20	2.94	[7]	58		.63	[8]	.63	[8]	.87 [8]
(.14)	(3.62)	(3.76)	45.28	2.76		55		.61		.61		.64
(.15)	(.71)	(.86)	47.80	34.71		45		.64		.64		.39
(.20)	(2.06)	(2.26)	36.34	.14		33		.68		.68		.43
(.25)	(3.03)	(3.28)	38.61	4.37		33		.66		.66		.41
(.18)	(2.39)	(2.57)	40.28	9.39		28		.67		.67		.68

—	(3.65)	(3.65)	39.23	2.47	[7]	42		1.56	[8]	1.56	[8]	(.07)[8]
—	(3.62)	(3.62)	42.22	1.81		44		1.55		1.55		(.30)
—	(.71)	(.71)	45.07	33.47		50		1.56		1.56		(.52)
—	(2.06)	(2.06)	34.47	(.77)		47		1.57		1.57		(.46)
—	(3.03)	(3.03)	36.84	3.44		58		1.56		1.56		(.49)
—	(2.39)	(2.39)	38.66	8.43		52		1.56		1.56		(.25)

See end of table for footnotes.

The New Economy Fund	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
5/31/2019[5,6]	$42.47	$(.01)	$.68	$.67
11/30/2018	45.32	(.13)	.90	.77
11/30/2017	34.65	(.20)	11.58	11.38
11/30/2016	37.03	(.16)	(.16)	(.32)
11/30/2015	38.84	(.17)	1.39	1.22
11/30/2014	38.16	(.08)	3.15	3.07
Class R-2E:
5/31/2019[5,6]	44.88	.05	.72	.77
11/30/2018	47.55	— [13]	.95	.95
11/30/2017	36.29	(.10)	12.14	12.04
11/30/2016	38.85	(.07)	(.14)	(.21)
11/30/2015	40.60	.06	1.54	1.60
11/30/2014[5,14]	40.22	.01	.37	.38
Class R-3:
5/31/2019[5,6]	44.58	.08	.72	.80
11/30/2018	47.20	.07	.93	1.00
11/30/2017	35.90	(.03)	12.04	12.01
11/30/2016	38.14	(.01)	(.15)	(.16)
11/30/2015	39.84	(.01)	1.43	1.42
11/30/2014	38.98	.08	3.23	3.31
Class R-4:
5/31/2019[5,6]	45.29	.15	.72	.87
11/30/2018	47.82	.21	.95	1.16
11/30/2017	36.34	.09	12.19	12.28
11/30/2016	38.61	.10	(.16)	(.06)
11/30/2015	40.29	.10	1.46	1.56
11/30/2014	39.36	.20	3.26	3.46
Class R-5E:
5/31/2019[5,6]	45.59	.19	.72	.91
11/30/2018	48.17	.35	.91	1.26
11/30/2017	36.57	.19	12.27	12.46
11/30/2016	38.93	.14	(.15)	(.01)
11/30/2015[5,15]	38.84	— [13]	.09	.09
Class R-5:
5/31/2019[5,6]	46.07	.21	.73	.94
11/30/2018	48.56	.36	.96	1.32
11/30/2017	36.91	.22	12.34	12.56
11/30/2016	39.17	.22	(.16)	.06
11/30/2015	40.80	.22	1.47	1.69
11/30/2014	39.80	.35	3.27	3.62

30	The New Economy Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[4]		Ratio of net income (loss) to average net assets[2,4]

$—	$(3.65)	$(3.65)	$39.49	2.48%[7]		$191		1.55%[8]		1.55%[8]		(.06)%[8]
—	(3.62)	(3.62)	42.47	1.79		195		1.55		1.55		(.30)
—	(.71)	(.71)	45.32	33.50		200		1.56		1.56		(.52)
—	(2.06)	(2.06)	34.65	(.79)		164		1.59		1.59		(.48)
—	(3.03)	(3.03)	37.03	3.45		186		1.55		1.55		(.47)
—	(2.39)	(2.39)	38.84	8.41		185		1.57		1.57		(.22)

(.07)	(3.65)	(3.72)	41.93	2.61	[7]	11		1.26	[8]	1.26	[8]	.23 [8]
—	(3.62)	(3.62)	44.88	2.11		10		1.26		1.26		(.01)
(.07)	(.71)	(.78)	47.55	33.88		7		1.27		1.27		(.25)
(.29)	(2.06)	(2.35)	36.29	(.44)		2		1.26		1.26		(.19)
(.32)	(3.03)	(3.35)	38.85	4.33	[9]	—	[10]	.84	[9]	.84	[9]	.16 [9]
—	—	—	40.60	.94	[7,9]	—	[10]	.17	[7,9]	.17	[7,9]	.03 [7,9]

(.06)	(3.65)	(3.71)	41.67	2.69	[7]	296		1.11	[8]	1.11	[8]	.38 [8]
—	(3.62)	(3.62)	44.58	2.24		318		1.10		1.10		.15
—	(.71)	(.71)	47.20	34.10		342		1.11		1.11		(.08)
(.02)	(2.06)	(2.08)	35.90	(.33)		286		1.13		1.13		(.02)
(.09)	(3.03)	(3.12)	38.14	3.91		327		1.11		1.11		(.04)
(.06)	(2.39)	(2.45)	39.84	8.88		328		1.13		1.13		.21

(.21)	(3.65)	(3.86)	42.30	2.84	[7]	357		.81	[8]	.81	[8]	.68 [8]
(.07)	(3.62)	(3.69)	45.29	2.57		382		.80		.80		.45
(.09)	(.71)	(.80)	47.82	34.51		438		.81		.81		.23
(.15)	(2.06)	(2.21)	36.34	(.04)		348		.82		.82		.29
(.21)	(3.03)	(3.24)	38.61	4.25		397		.81		.81		.27
(.14)	(2.39)	(2.53)	40.29	9.22		368		.81		.81		.52

(.34)	(3.65)	(3.99)	42.51	2.97	[7]	13		.60	[8]	.60	[8]	.90 [8]
(.22)	(3.62)	(3.84)	45.59	2.78		9		.58		.58		.73
(.15)	(.71)	(.86)	48.17	34.86		—	[10]	.61		.55		.43
(.29)	(2.06)	(2.35)	36.57	.11		—	[10]	.69		.69		.41
—	—	—	38.93	.23	[7]	—	[10]	.02	[7]	.02	[7]	— [7,16]

(.36)	(3.65)	(4.01)	43.00	3.00	[7]	123		.51	[8]	.51	[8]	.98 [8]
(.19)	(3.62)	(3.81)	46.07	2.88		133		.50		.50		.76
(.20)	(.71)	(.91)	48.56	34.88		137		.51		.51		.53
(.26)	(2.06)	(2.32)	36.91	.30		106		.52		.52		.61
(.29)	(3.03)	(3.32)	39.17	4.55		160		.50		.50		.57
(.23)	(2.39)	(2.62)	40.80	9.54		152		.52		.52		.88

See end of table for footnotes.

The New Economy Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
5/31/2019[5,6]	$45.92	$.22	$.73	$.95
11/30/2018	48.42	.39	.94	1.33
11/30/2017	36.81	.24	12.32	12.56
11/30/2016	39.08	.22	(.15)	.07
11/30/2015	40.73	.24	1.47	1.71
11/30/2014	39.73	.34	3.29	3.63

	Six months ended May 31,	Year ended November 30
	2019[5,6,7]	2018	2017	2016	2015	2014
Portfolio turnover rate for all share classes	19%	38%	28%	25%	34%	27%

See notes to financial statements

32	The New Economy Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[4]	Ratio of net income (loss) to average net assets[2,4]

$(.39)	$(3.65)	$(4.04)	$42.83	3.04%[7]	$3,339	.46%[8]	.46%[8]	1.04%[8]
(.21)	(3.62)	(3.83)	45.92	2.92	3,026	.45	.45	.81
(.24)	(.71)	(.95)	48.42	34.98	2,474	.46	.46	.58
(.28)	(2.06)	(2.34)	36.81	.31	1,920	.47	.47	.64
(.33)	(3.03)	(3.36)	39.08	4.61	1,590	.46	.46	.62
(.24)	(2.39)	(2.63)	40.73	9.60	1,421	.46	.46	.86

[1]	Based on average shares outstanding.
[2]	For the year ended November 30, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.09 and .22 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Amount less than $.01.
[14]	Class R-2E shares began investment operations on August 29, 2014.
[15]	Class R-5E shares began investment operations on November 20, 2015.
[16]	Amount less than .01%.

The New Economy Fund	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2018, through May 31, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	The New Economy Fund

	Beginning account value 12/1/2018	Ending account value 5/31/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,028.67	$3.95	.78%
Class A – assumed 5% return	1,000.00	1,021.04	3.93	.78
Class C – actual return	1,000.00	1,024.57	7.92	1.57
Class C – assumed 5% return	1,000.00	1,017.10	7.90	1.57
Class T – actual return	1,000.00	1,029.78	2.83	.56
Class T – assumed 5% return	1,000.00	1,022.14	2.82	.56
Class F-1 – actual return	1,000.00	1,028.24	4.30	.85
Class F-1 – assumed 5% return	1,000.00	1,020.69	4.28	.85
Class F-2 – actual return	1,000.00	1,029.63	2.88	.57
Class F-2 – assumed 5% return	1,000.00	1,022.09	2.87	.57
Class F-3 – actual return	1,000.00	1,030.36	2.38	.47
Class F-3 – assumed 5% return	1,000.00	1,022.59	2.37	.47
Class 529-A – actual return	1,000.00	1,028.24	4.30	.85
Class 529-A – assumed 5% return	1,000.00	1,020.69	4.28	.85
Class 529-C – actual return	1,000.00	1,024.20	8.13	1.61
Class 529-C – assumed 5% return	1,000.00	1,016.90	8.10	1.61
Class 529-E – actual return	1,000.00	1,027.03	5.46	1.08
Class 529-E – assumed 5% return	1,000.00	1,019.55	5.44	1.08
Class 529-T – actual return	1,000.00	1,029.49	3.04	.60
Class 529-T – assumed 5% return	1,000.00	1,021.94	3.02	.60
Class 529-F-1 – actual return	1,000.00	1,029.43	3.19	.63
Class 529-F-1 – assumed 5% return	1,000.00	1,021.79	3.18	.63
Class R-1 – actual return	1,000.00	1,024.73	7.87	1.56
Class R-1 – assumed 5% return	1,000.00	1,017.15	7.85	1.56
Class R-2 – actual return	1,000.00	1,024.84	7.82	1.55
Class R-2 – assumed 5% return	1,000.00	1,017.20	7.80	1.55
Class R-2E – actual return	1,000.00	1,026.11	6.36	1.26
Class R-2E – assumed 5% return	1,000.00	1,018.65	6.34	1.26
Class R-3 – actual return	1,000.00	1,026.92	5.61	1.11
Class R-3 – assumed 5% return	1,000.00	1,019.40	5.59	1.11
Class R-4 – actual return	1,000.00	1,028.44	4.10	.81
Class R-4 – assumed 5% return	1,000.00	1,020.89	4.08	.81
Class R-5E – actual return	1,000.00	1,029.72	3.04	.60
Class R-5E – assumed 5% return	1,000.00	1,021.94	3.02	.60
Class R-5 – actual return	1,000.00	1,030.02	2.58	.51
Class R-5 – assumed 5% return	1,000.00	1,022.39	2.57	.51
Class R-6 – actual return	1,000.00	1,030.36	2.33	.46
Class R-6 – assumed 5% return	1,000.00	1,022.64	2.32	.46

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The New Economy Fund	35

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

O’Melveny & Myers LLP

400 South Hope Street

Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	The New Economy Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2019, portfolio of The New Economy Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The New Economy Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The New Economy Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The New Economy Fund®

Investment portfolio

May 31, 2019

unaudited

Common stocks 90.95% Information technology 26.50%	Shares	Value (000)
Broadcom Inc.	1,761,000	$443,138
Micron Technology, Inc.1	12,246,800	399,368
Samsung Electronics Co., Ltd.2	9,325,400	331,028
Microsoft Corp.	2,546,000	314,889
Mastercard Inc., Class A	1,208,400	303,901
SK hynix, Inc.2	4,459,000	242,253
Accenture PLC, Class A	1,333,300	237,421
Intel Corp.	5,221,000	229,933
Applied Materials, Inc.	5,935,700	229,652
ServiceNow, Inc.1	767,582	201,053
Adobe Inc.1	633,180	171,529
Autodesk, Inc.1	979,400	157,595
Ceridian HCM Holding Inc.1	2,945,450	144,857
Cree, Inc.1	2,600,202	143,375
PayPal Holdings, Inc.1	1,271,000	139,492
Texas Instruments Inc.	1,100,000	114,741
Apple Inc.	628,000	109,944
Dell Technologies Inc., Class C1	1,830,000	108,977
DocuSign, Inc.1	1,871,900	104,939
Murata Manufacturing Co., Ltd.2	1,755,000	75,807
Tokyo Electron Ltd.2	545,300	73,306
RingCentral, Inc., Class A1	558,000	66,876
Inphi Corp.1	1,441,722	63,263
Visa Inc., Class A	385,300	62,160
ASML Holding NV2	328,840	61,965
Worldpay, Inc., Class A1	506,500	61,611
Fiserv, Inc.1	606,000	52,031
International Business Machines Corp.	390,000	49,526
HubSpot, Inc.1	283,330	49,095
MongoDB, Inc., Class A1	349,000	48,979
Qorvo, Inc.1	742,000	45,396
Guidewire Software, Inc.1	427,900	43,013
salesforce.com, inc.1	266,000	40,275
Bottomline Technologies, Inc.1	887,000	38,744
Trimble Inc.1	968,430	38,640
Paycom Software, Inc.1	171,166	36,304
Amadeus IT Group SA, Class A, non-registered shares2	471,000	35,892
Lumentum Holdings Inc.1	879,000	35,573
Acacia Communications, Inc.1	757,500	35,300
Jack Henry & Associates, Inc.	254,000	33,330
AAC Technologies Holdings Inc.2	6,000,500	31,774
TravelSky Technology Ltd., Class H2	14,275,000	29,501
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	704,000	26,998
StoneCo Ltd., Class A1	1,055,800	26,606
Alteryx, Inc., Class A1	240,000	20,846
Elastic NV, non-registered shares1	240,000	19,692
Viavi Solutions Inc.1	1,422,100	17,136

The New Economy Fund — Page 1 of 6

unaudited

Common stocks (continued) Information technology (continued)	Shares	Value (000)
Arista Networks, Inc.1	62,800	$15,360
WIN Semiconductors Corp.2	1,254,000	6,855
		5,369,939
Health care 18.15%
UnitedHealth Group Inc.	1,266,600	306,264
Bluebird Bio, Inc.1	2,028,764	243,289
Novartis AG2	2,783,500	239,055
GW Pharmaceuticals PLC (ADR)1	1,346,040	233,188
Molina Healthcare, Inc.1	1,619,700	230,419
Abbott Laboratories	2,949,000	224,507
Daiichi Sankyo Co., Ltd.2	4,145,900	200,406
AbbVie Inc.	2,423,158	185,880
Thermo Fisher Scientific Inc.	690,200	184,270
Cigna Corp.	1,056,323	156,357
Illumina, Inc.1	395,100	121,260
PerkinElmer, Inc.	1,153,000	99,550
Boston Scientific Corp.1	2,582,292	99,186
Insulet Corp.1	865,300	95,001
Hologic, Inc.1	1,903,000	83,751
Ultragenyx Pharmaceutical Inc.1	1,484,906	81,566
China Biologic Products Holdings, Inc.1	892,311	80,139
Stryker Corp.	358,207	65,638
Integra LifeSciences Holdings Corp.1	1,363,870	63,556
BioMarin Pharmaceutical Inc.1	763,400	62,782
Medtronic PLC	605,800	56,085
Humana Inc.	215,600	52,792
Centene Corp.1	860,000	49,665
Wright Medical Group NV1	1,600,000	49,152
Vertex Pharmaceuticals Inc.1	285,000	47,361
WellCare Health Plans, Inc.1	167,500	46,262
WuXi AppTec Co., Ltd. Class H1,2	3,071,000	33,598
Regeneron Pharmaceuticals, Inc.1	110,700	33,400
Agilon Health TopCo, Inc.1,2,3,4	79,816	30,183
Mesoblast Ltd.1,2,5	28,891,583	27,800
Mesoblast Ltd. (ADR)1,5	372,800	1,771
Biogen Inc.1	124,600	27,324
Allakos Inc.1	652,757	25,588
Zoetis Inc., Class A	234,000	23,646
Eli Lilly and Co.	180,000	20,869
DexCom, Inc.1	143,700	17,431
Evolent Health, Inc., Class A1	1,592,000	16,939
Gilead Sciences, Inc.	187,000	11,641
Alcon Inc.1,2	190,900	11,102
Allogene Therapeutics, Inc.1	389,900	10,227
Diplomat Pharmacy, Inc.1	2,081,500	9,617
AnaptysBio, Inc.1	115,000	8,373
Madrigal Pharmaceuticals, Inc.1	73,000	6,745
Teva Pharmaceutical Industries Ltd. (ADR)1	457,000	3,953
		3,677,588
Communication services 13.74%
Netflix, Inc.1	2,461,000	844,812
Alphabet Inc., Class C1	233,988	258,236
Alphabet Inc., Class A1	143,825	159,142

The New Economy Fund — Page 2 of 6

unaudited

Common stocks (continued) Communication services (continued)	Shares	Value (000)
Facebook, Inc., Class A1	1,982,600	$351,852
Tencent Holdings Ltd.2	8,334,100	345,623
Activision Blizzard, Inc.	2,831,400	122,798
Entertainment One Ltd.2	17,849,700	98,745
Daily Mail and General Trust PLC, Class A, nonvoting shares2	9,206,447	86,793
Comcast Corp., Class A	1,975,000	80,975
Baidu, Inc., Class A (ADR)1	603,380	66,372
T-Mobile US, Inc.1	877,200	64,422
Euromoney Institutional Investor PLC2	3,424,359	56,476
Charter Communications, Inc., Class A1	140,000	52,752
Elang Mahkota Teknologi Tbk PT2	82,047,700	45,456
ITV PLC2	23,231,887	31,438
Eros International PLC, Class A1	4,044,200	31,262
IAC/InterActiveCorp1	128,000	28,269
Electronic Arts Inc.1	191,500	17,825
Fox Corp., Class A	499,999	17,615
Nintendo Co., Ltd.2	44,000	15,558
Pinterest, Inc., Class A1	284,000	7,077
Walt Disney Co.	8,763	1,157
		2,784,655
Financials 12.01%
Kotak Mahindra Bank Ltd.2	13,957,882	304,936
AIA Group Ltd.2	19,966,800	187,057
CME Group Inc., Class A	968,400	186,049
HDFC Bank Ltd.1,2	4,546,000	158,366
Berkshire Hathaway Inc., Class B1	664,500	131,186
Barclays PLC2	62,140,000	117,451
China Construction Bank Corp., Class H2	143,500,000	113,230
IndusInd Bank Ltd.2	4,769,364	109,849
JPMorgan Chase & Co.	1,022,000	108,291
Prudential PLC2	4,900,000	97,640
Essent Group Ltd.1	1,881,400	88,332
Arch Capital Group Ltd.1	2,348,000	80,842
Bank of China Ltd., Class H2	185,000,000	76,527
EXOR NV2	1,150,000	72,075
Webster Financial Corp.	1,581,000	70,007
Banco Santander, SA2	12,964,586	57,108
Intercontinental Exchange, Inc.	680,000	55,903
East West Bancorp, Inc.	1,250,000	53,400
Charles Schwab Corp.	1,108,000	46,104
American International Group, Inc.	900,000	45,963
UniCredit SpA2	3,853,363	43,722
Ping An Insurance (Group) Co. of China, Ltd., Class H2	3,650,000	40,183
Discover Financial Services	478,000	35,635
Banco BPM SpA2	18,879,061	35,157
DBS Group Holdings Ltd.2	1,729,800	30,559
London Stock Exchange Group PLC2	386,000	25,718
MarketAxess Holdings Inc.	83,000	24,719
Tradeweb Markets Inc., Class A	525,300	23,686
SVB Financial Group1	71,000	14,299
		2,433,994

The New Economy Fund — Page 3 of 6

unaudited

Common stocks (continued) Consumer discretionary 9.67%	Shares	Value (000)
Amazon.com, Inc.1	276,425	$490,674
Galaxy Entertainment Group Ltd.2	54,684,000	329,933
Alibaba Group Holding Ltd. (ADR)1	1,368,200	204,218
Marriott International, Inc., Class A	1,203,000	150,183
Moneysupermarket.com Group PLC2,5	27,302,066	126,430
Home Depot, Inc.	558,800	106,088
Naspers Ltd., Class N2	418,000	93,698
EssilorLuxottica2	491,000	56,317
NIKE, Inc., Class B	710,000	54,769
Booking Holdings Inc.1	26,290	43,542
Kering SA2	80,000	41,556
William Hill PLC2	19,221,782	32,635
MGM Resorts International	1,228,000	30,479
Etsy, Inc.1	480,000	29,909
Las Vegas Sands Corp.	530,000	29,150
Norwegian Cruise Line Holdings Ltd.1	514,000	28,121
Ryohin Keikaku Co., Ltd.2	144,960	26,167
Domino’s Pizza, Inc.	78,000	21,801
Lowe’s Companies, Inc.	224,400	20,932
Melco Resorts & Entertainment Ltd. (ADR)	953,904	18,410
Wynn Resorts, Ltd.	150,000	16,099
B2W - Cia. Digital, ordinary nominative1	1,169,500	9,359
		1,960,470
Industrials 6.58%
CSX Corp.	2,765,000	205,910
Union Pacific Corp.	994,954	165,938
Airbus SE, non-registered shares2	1,091,000	140,194
Boeing Co.	343,000	117,172
Equifax Inc.	754,500	91,219
Ryanair Holdings PLC (ADR)1	1,026,999	66,981
Harris Corp.	330,000	61,773
Adani Ports & Special Economic Zone Ltd.2	9,636,000	57,453
Nidec Corp.2	460,000	57,032
AKR Corporindo Tbk PT2	173,899,680	48,472
TransDigm Group Inc.1	109,000	48,064
Meggitt PLC2	7,657,000	47,536
JG Summit Holdings, Inc.2	33,268,800	39,888
Northrop Grumman Corp.	127,000	38,513
Old Dominion Freight Line, Inc.	244,000	32,315
Yamato Holdings Co., Ltd.2	1,487,699	30,038
TransUnion	400,000	26,216
J.B. Hunt Transport Services, Inc.	245,000	20,859
SiteOne Landscape Supply, Inc.1	230,000	14,920
MTU Aero Engines AG2	62,500	13,514
Lyft, Inc.1	164,400	9,473
		1,333,480
Materials 1.22%
Sherwin-Williams Co.	300,000	125,835
International Flavors & Fragrances Inc.	540,000	73,127
Valvoline Inc.	2,023,280	35,306
Allegheny Technologies Inc.1	595,000	12,739
		247,007

The New Economy Fund — Page 4 of 6

unaudited

Common stocks (continued) Consumer staples 1.13%	Shares	Value (000)
Costco Wholesale Corp.	835,200	$200,097
Herbalife Nutrition Ltd.1	709,000	29,622
		229,719
Utilities 1.12%
ENN Energy Holdings Ltd.1,2	18,275,000	163,984
Ørsted AS2	800,000	63,734
		227,718
Real estate 0.42%
American Tower Corp. REIT	243,000	50,731
Equinix, Inc. REIT	70,000	34,005
		84,736
Energy 0.41%
Baker Hughes, a GE Co., Class A	1,431,700	30,652
Schlumberger Ltd.	800,000	27,752
Cactus, Inc., Class A1	732,100	23,830
		82,234
Total common stocks (cost: $13,565,201,000)		18,431,540
Preferred securities 0.24% Financials 0.24%
Itaú Unibanco Holding SA, preferred nominative (ADR)	5,434,350	48,366
Total preferred securities (cost: $45,636,000)		48,366
Short-term securities 8.83% Money market investments 8.83%
Capital Group Central Cash Fund	17,893,475	1,789,348
Total short-term securities (cost: $1,789,168,000)		1,789,348
Total investment securities 100.02% (cost: $15,400,005,000)		20,269,254
Other assets less liabilities (0.02)%		(3,216)
Net assets 100.00%		$20,266,038

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,948,773,000, which represented 24.42% of the net assets of the fund. This amount includes $4,918,590,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Value determined using significant unobservable inputs.
4	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
5	Represents an affiliated company as defined under the Investment Company Act of 1940.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Agilon Health TopCo, Inc.	1/4/2019	$30,183	$30,183.15%

The New Economy Fund — Page 5 of 6

unaudited

Key to abbreviation
ADR = American Depositary Receipts

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

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MFGEFPX-014-0719O-S73129	The New Economy Fund — Page 6 of 6

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 31, 2019

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: July 31, 2019